American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2022

International Value - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.4%
Australia — 5.7%
AGL Energy Ltd.	102,345	559,942
Aurizon Holdings Ltd.	130,915	333,953
Australia & New Zealand Banking Group Ltd.	32,541	616,061
BHP Group Ltd.	5,697	194,531
BHP Group Ltd. (London)(1)	29,058	982,329
Commonwealth Bank of Australia	1,890	128,224
Fortescue Metals Group Ltd.	22,546	300,365
Origin Energy Ltd.	75,774	314,664
South32 Ltd.	114,408	401,573
Westpac Banking Corp.	22,659	374,468
		4,206,110
Belgium — 0.8%
Solvay SA	5,168	576,338
Canada — 2.3%
Canadian National Railway Co.	1,539	190,921
Canadian Natural Resources Ltd.	9,619	537,374
Imperial Oil Ltd.	6,161	276,528
Manulife Financial Corp.(1)	16,464	333,566
Restaurant Brands International, Inc.	5,421	303,448
		1,641,837
Denmark — 2.2%
AP Moller - Maersk A/S, B Shares	345	1,091,412
Novo Nordisk A/S, B Shares	5,201	538,217
		1,629,629
France — 8.8%
AXA SA	13,509	365,521
BNP Paribas SA	17,366	1,007,654
Carrefour SA	17,244	346,678
Cie de Saint-Gobain	11,934	739,968
Credit Agricole SA	19,485	248,207
Engie SA	22,134	352,649
Orange SA	31,470	380,525
Publicis Groupe SA	10,049	666,909
Sanofi	2,437	254,746
Societe Generale SA	6,366	180,015
Sodexo SA	1,613	134,664
Thales SA	2,582	295,181
TotalEnergies SE	20,566	1,047,739
Veolia Environnement SA	13,144	458,288
		6,478,744
Germany — 7.4%
Allianz SE	6,223	1,402,772
Brenntag SE	3,619	303,390
Covestro AG	4,649	245,866
Deutsche Post AG	4,697	236,081
E.ON SE	27,599	375,389
GEA Group AG	5,217	228,133
HeidelbergCement AG	3,359	217,955

Mercedes-Benz Group AG	4,496	351,225
RWE AG	8,628	399,501
Siemens AG	6,369	897,280
Telefonica Deutschland Holding AG	156,830	427,965
Volkswagen AG, Preference Shares	1,858	365,241
		5,450,798
Hong Kong — 5.6%
BOC Hong Kong Holdings Ltd.	133,500	479,941
CK Asset Holdings Ltd.	73,500	464,229
CK Hutchison Holdings Ltd.	75,000	525,830
Hang Seng Bank Ltd.	32,300	595,647
Henderson Land Development Co. Ltd.	54,000	224,507
Hong Kong Exchanges & Clearing Ltd.	5,400	261,666
Hongkong Land Holdings Ltd.	62,300	337,379
New World Development Co. Ltd.	54,000	215,981
Power Assets Holdings Ltd.	48,000	302,521
Sun Hung Kai Properties Ltd.	43,000	499,908
WH Group Ltd.	326,500	228,020
		4,135,629
Ireland — 0.9%
CRH plc	14,031	637,824
Israel — 3.3%
Bank Hapoalim BM	23,928	253,601
Bank Leumi Le-Israel BM	101,690	1,101,600
Check Point Software Technologies Ltd.(2)	3,539	512,730
Israel Discount Bank Ltd., A Shares	34,663	228,573
Mizrahi Tefahot Bank Ltd.	7,885	308,140
		2,404,644
Italy — 3.7%
Assicurazioni Generali SpA(1)	32,990	652,438
Enel SpA	104,356	768,993
Eni SpA	18,705	290,951
FinecoBank Banca Fineco SpA	31,147	519,090
Mediobanca Banca di Credito Finanziario SpA	46,530	484,574
		2,716,046
Japan — 16.0%
Astellas Pharma, Inc.	31,400	523,884
Canon, Inc.	27,700	651,863
Dentsu Group, Inc.	7,300	291,271
Honda Motor Co. Ltd.	10,900	331,152
Iida Group Holdings Co. Ltd.	26,600	493,673
ITOCHU Corp.	16,500	537,712
Kajima Corp.	34,800	468,355
KDDI Corp.	21,300	693,128
Marubeni Corp.	52,700	553,173
Mitsubishi Chemical Holdings Corp.	30,100	213,825
Mitsubishi Corp.	13,600	457,282
Mitsubishi Electric Corp.	51,200	619,291
Mitsubishi UFJ Financial Group, Inc.	58,900	361,586
Mitsui & Co. Ltd.	25,500	635,784
MS&AD Insurance Group Holdings, Inc.	12,400	419,575
NEC Corp.	6,000	259,594
Nippon Yusen KK	5,500	515,300
Otsuka Holdings Co. Ltd.	3,400	117,212
Ricoh Co. Ltd.	29,000	247,393

Softbank Corp.	8,000	101,075
Sompo Holdings, Inc.	7,300	316,952
Sumitomo Chemical Co. Ltd.	117,700	561,927
Takeda Pharmaceutical Co. Ltd.	20,400	622,002
Tokio Marine Holdings, Inc.	6,300	358,477
Tokyo Gas Co. Ltd.	15,200	309,598
Toyota Motor Corp.	47,200	863,580
Yamaha Motor Co. Ltd.	11,600	260,764
		11,785,428
Netherlands — 2.4%
Koninklijke Ahold Delhaize NV	33,235	1,022,383
NN Group NV	8,630	414,196
Randstad NV	5,075	345,854
		1,782,433
Norway — 2.4%
Equinor ASA	36,793	1,156,606
Yara International ASA	11,365	578,819
		1,735,425
Singapore — 2.6%
DBS Group Holdings Ltd.	33,213	834,979
Oversea-Chinese Banking Corp. Ltd.	41,500	359,615
Singapore Telecommunications Ltd.	122,800	230,346
United Overseas Bank Ltd.	22,900	508,961
		1,933,901
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	115,493	685,304
Banco Santander SA	132,578	441,487
Naturgy Energy Group SA	12,348	331,292
Repsol SA	23,472	304,574
Telefonica SA	78,064	372,827
		2,135,484
Sweden — 0.3%
H & M Hennes & Mauritz AB, B Shares	14,023	234,031
Switzerland — 4.2%
Adecco Group AG	4,598	217,157
Holcim Ltd.(2)	8,272	416,396
Novartis AG	13,506	1,187,061
Roche Holding AG	996	377,219
Swatch Group AG (The), Bearer Shares	496	152,528
Swiss Re AG	3,689	352,505
Zurich Insurance Group AG	749	343,788
		3,046,654
United Kingdom — 13.2%
3i Group plc	13,433	239,297
Anglo American plc	15,468	785,182
Aviva plc	190,909	1,069,735
Barclays plc	166,165	406,034
BP plc	138,614	675,620
GlaxoSmithKline plc	4,588	95,679
HSBC Holdings plc	114,559	795,301
Lloyds Banking Group plc	905,869	583,837
Melrose Industries plc	117,012	231,504
Rio Tinto plc	16,777	1,311,828
Shell plc	74,016	1,951,861
Unilever plc	11,361	570,685

Vodafone Group plc	377,059	663,751
WPP plc	23,545	331,158
		9,711,472
United States — 10.7%
AbbVie, Inc.	3,669	542,168
Akamai Technologies, Inc.(2)	2,312	250,297
Alcoa Corp.	6,973	525,346
Alphabet, Inc., Class A(2)	56	151,264
Alphabet, Inc., Class C(2)	86	232,013
American Express Co.	2,850	554,439
Becton Dickinson and Co.	1,044	283,216
Brookfield Infrastructure Partners LP	8,271	490,553
CF Industries Holdings, Inc.	6,309	512,228
Chevron Corp.	3,036	437,184
Citigroup, Inc.	9,054	536,268
Corning, Inc.	7,340	296,536
Dell Technologies, Inc., Class C(2)	6,252	318,602
Devon Energy Corp.	9,289	553,160
Emerson Electric Co.	3,563	331,074
FedEx Corp.	878	195,153
HP, Inc.	8,544	293,572
Huntington Ingalls Industries, Inc.	1,081	220,956
McKesson Corp.	1,945	534,797
Merck & Co., Inc.	3,710	284,112
Pioneer Natural Resources Co.	1,425	341,430
		7,884,368
TOTAL COMMON STOCKS (Cost $67,532,065)		70,126,795
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,847	6,847
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,010,898	1,010,898
		1,017,745
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $328,001) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $320,594)		320,594
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $871,176) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $854,000)		854,000
		1,174,594
TOTAL SHORT-TERM INVESTMENTS (Cost $2,192,339)		2,192,339
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $69,724,404)		72,319,134
OTHER ASSETS AND LIABILITIES — 1.6%		1,186,533
TOTAL NET ASSETS — 100.0%		$73,505,667

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.0%
Industrials	13.8%
Materials	11.6%
Energy	10.4%
Health Care	7.2%
Utilities	6.4%
Communication Services	6.0%
Consumer Discretionary	4.8%
Information Technology	3.8%
Consumer Staples	3.0%
Real Estate	2.4%
Short-Term Investments	3.0%
Other Assets and Liabilities	1.6%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,369,223. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,446,047, which includes securities collateral of $435,149.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Israel	512,730	1,891,914	—
United States	7,884,368	—	—
Other Countries	—	59,837,783	—
Short-Term Investments	1,017,745	1,174,594	—
	9,414,843	62,904,291	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.